Note 2 - Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Holdings [Text Block]
Note 2.                 Investment Securities

The amortized cost and fair value of investment securities as of December 31, 2012 and 2011 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2012:
Securities held to maturity:
Municipal securities	$71,429,385	$997,969	$(71,648)	$72,355,706
Other securities	650,000	-	-	650,000
	$72,079,385	$997,969	$(71,648)	$73,005,706

Securities available for sale:
U.S. govt. sponsored agency securities	$336,570,995	$2,198,655	$(160,279)	$338,609,371
Residential mortgage-backed and related securities	160,035,196	3,736,821	(170,914)	163,601,103
Municipal securities	24,508,015	1,696,555	(18,834)	26,185,736
Trust preferred securities	86,200	53,200	-	139,400
Other securities	1,347,113	300,732	(23,469)	1,624,376
	$522,547,519	$7,985,963	$(373,496)	$530,159,986

December 31, 2011:
Securities held to maturity:
Other securities	$200,000	$-	$-	$200,000

Securities available for sale:
U.S. govt. sponsored agency securities	$426,581,913	$2,428,994	$(55,687)	$428,955,220
Residential mortgage-backed and related securities	105,373,614	3,488,350	(8,215)	108,853,749
Municipal securities	23,937,118	1,752,246	-	25,689,364
Trust preferred securities	86,200	-	(5,400)	80,800
Other securities	1,354,940	140,022	(44,804)	1,450,158
	$557,333,785	$7,809,612	$(114,106)	$565,029,291

The Company’s held-to-maturity municipal securities consist largely of private issues of municipal debt.  The municipalities are located within the Midwest with a large portion located in or adjacent to the communities of QCBT and CRBT.  The municipal debt investments are underwritten using specific guidelines with ongoing monitoring.

The Company’s residential mortgage-backed and related securities portfolio consists entirely of government sponsored or government guaranteed securities.  The Company has not invested in commercial mortgage-backed securities or pooled trust preferred securities.

Gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2012 and 2011, are summarized as follows:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2012:
Securities held to maturity:
Municipal securities	$4,282,352	$(71,648)	$-	$-	$4,282,352	$(71,648)

Securities available for sale:
U.S. govt. sponsored agency securities	$55,621,718	$(160,279)	$-	$-	$55,621,718	$(160,279)
Residential mortgage-backed and related securities	29,324,928	(170,914)	-	-	29,324,928	(170,914)
Municipal securities	1,039,625	(18,834)	-	-	1,039,625	(18,834)
Other securities	-	-	217,500	(23,469)	217,500	(23,469)
	$85,986,271	$(350,027)	$217,500	$(23,469)	$86,203,771	$(373,496)

December 31, 2011:
Securities available for sale:
U.S. govt. sponsored agency securities	$59,979,620	$(55,687)	$-	$-	$59,979,620	$(55,687)
Residential mortgage-backed and related securities	4,906,398	(8,215)	-	-	4,906,398	(8,215)
Trust preferred securities	-	-	80,800	(5,400)	80,800	(5,400)
Other securities	251,957	(44,332)	2,778	(472)	254,735	(44,804)
	$65,137,975	$(108,234)	$83,578	$(5,872)	$65,221,553	$(114,106)

At December 31, 2012, the investment portfolio included 378 securities.  Of this number, 50 securities had unrealized losses with aggregate depreciation of less than 1% from the total amortized cost basis.  Of these 50, one had an unrealized loss for 12 months or more.  All of the debt securities in unrealized loss positions are considered acceptable credit risks.  Based upon an evaluation of the available evidence, including the recent changes in market rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these debt securities are temporary.  In addition, the Company does not intend to sell these securities and/or it is not more-likely-than-not that the Company will be required to sell these debt securities before their anticipated recovery.  At December 31, 2012 and 2011, the Company’s equity securities represent less than 1% of the total portfolio.

For the years ended December 31, 2012 and 2011, the Company did not recognize other-than-temporary impairment on any debt securities.

For the year ended December 31, 2010, the Company’s evaluation determined the decline in fair value for one individual issue trust preferred security was other-than-temporary.  As a result, the Company wrote down the value of this security and recognized a loss in the amount of $113,800.  The Company does not have any other investments in trust preferred securities.

For the year ended December 31, 2012, the Company’s evaluation determined that one privately held equity security experienced a decline in fair value that was other-than-temporary.  As a result, the Company wrote down the value of this security and recognized a loss in the amount of $62,400.

For the year ended December 31, 2011, the Company’s evaluation determined that two privately held equity securities experienced declines in fair value that were other-than-temporary.  As a result, the Company wrote down the value of these securities and recognized losses in the amount of $118,847.

The Company did not recognize other-than-temporary impairment on any equity securities for the year ended December 31, 2010.

All sales of securities, as applicable, for the years ended December 31, 2012, 2011 and 2010, respectively, were from securities identified as available for sale.  Information on proceeds received, as well as the gains from the sale of those securities is as follows:

	2012	2011	2010

Proceeds from sales of securities	$19,215,075	$54,326,191	$-
Gross gains from sales of securities	104,600	1,472,528	-

The amortized cost and fair value of securities as of December 31, 2012, by contractual maturity are shown below.  Expected maturities of mortgage-backed and related securities may differ from contractual maturities because the mortgages underlying the securities may be called or prepaid without any penalties.  Therefore, these securities are not included in the maturity categories in the following summary.  Other securities are excluded from the maturity categories as there is no fixed maturity date.

	Amortized Cost	Fair Value
Securities held to maturity:
Due in one year or less	$853,965	$858,014
Due after one year through five years	9,801,254	9,813,395
Due after five years	61,424,166	62,334,297
	$72,079,385	$73,005,706

Securities available for sale:
Due in one year or less	$995,005	$995,917
Due after one year through five years	33,202,789	33,663,178
Due after five years	326,967,416	330,275,412
	$361,165,210	$364,934,507
Residential mortgage-backed and related securities	160,035,196	163,601,103
Other securities	1,347,113	1,624,376
	$522,547,519	$530,159,986

Portions of the U.S. government sponsored agencies and municipal securities contain call options, at the discretion of the issuer, to terminate the security at predetermined dates prior to the stated maturity, summarized as follows:

	Amortized Cost	Fair Value

Municipal securities, held to maturity	$46,672,253	$47,157,578

U.S. govt. sponsored agency securities	304,670,224	306,253,738
Municipal securities, available for sale	13,498,939	14,381,300
	$318,169,163	$320,635,038

As of December 31, 2012 and 2011, investment securities with a carrying value of $384,194,020 and $412,820,519, respectively, were pledged on Federal Home Loan Bank advances, customer and wholesale repurchase agreements, and for other purposes as required or permitted by law.